Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	15 Months Ended	33 Months Ended	60 Months Ended	85 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 19, 2023	Mar. 31, 2023	Jun. 28, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Feb. 26, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000198632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Diversified Real Assets Fund (Class NAV)
Account Value	$ 15,461.253622	$ 15,461.253622	$ 15,461.253622	$ 15,461.253622	$ 15,461.253622	$ 15,461.253622	$ 14,848.997529		$ 13,462.731699		$ 15,050.483342	$ 11,152.8485199999	$ 7,120.047586	$ 10,306.7722	$ 10,000	$ 10,000
Average Annual Return, Percent	4.12%			16.78%	6.34%
C000227916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class A/JACJX)
Account Value	$ 23,700.381982	23,700.381982	23,700.381982	$ 23,700.381982	$ 23,700.381982	$ 23,700.381982	23,240.180395		19,141.509939		23,095.121529	27,226.556863	13,346.595437	14,749.142096	12,556.589431		$ 10,192.305499	$ 8,736.378125	$ 9,500
Average Annual Return, Percent	(3.12%)			11.02%		9.01%
C000227916 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class A/JACJX)—excluding sales charge
Average Annual Return, Percent	1.98%			12.17%		9.57%
C000227917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class C/JACLX)
Account Value	$ 24,327.191711	24,327.191711	24,327.191711	$ 24,327.191711	24,327.191711	$ 24,327.191711	24,024.237903		19,934.361391		24,240.229171	28,659.533542	14,049.047829	15,525.412733	13,217.462559		10,728.742631	9,196.1875	10,000
Average Annual Return, Percent	0.26%			11.61%		9.30%
C000227917 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class C/JACLX)—excluding sales charge
Average Annual Return, Percent	1.26%			11.61%		9.30%
C000227914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class I/JACBX)
Account Value	$ 628,851.120955	628,851.120955	628,851.120955	$ 628,851.120955	628,851.120955	$ 628,851.120955	615,229.797879		505,124.095252		608,470.59959	716,488.338515	351,226.195712	388,135.318316	330,436.563963		268,218.565763	229,904.6875	250,000
Average Annual Return, Percent	2.21%			12.35%		9.66%
C000227913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class NAV/JACFX)
Account Value	$ 25,257.160134	25,257.160134	25,257.160134	$ 25,257.160134	25,257.160134	$ 25,257.160134	24,682.10196		20,248.10077		24,352.908999	28,659.533542	14,049.047829	15,525.412733	13,217.462559		10,728.742631	9,196.1875	10,000
Average Annual Return, Percent	2.33%			12.45%		9.71%
C000227915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Fund (Class R6/JACEX)
Account Value	$ 2,525,716.007738	2,525,716.007738	2,525,716.007738	$ 2,525,716.007738	2,525,716.007738	$ 2,525,716.007738	2,468,210.190476		2,024,810.07248		2,433,882.398364	2,865,953.354066	1,404,904.78285	1,552,541.273267	1,321,746.255854		1,072,874.263053	919,618.75	1,000,000
Average Annual Return, Percent	2.33%			12.45%		9.71%
C000236695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Equity Income Fund (Class I/JHFEX)
Account Value	$ 361,288.616412	361,288.616412	$ 361,288.616412	$ 361,288.616412	361,288.616412	$ 361,288.616412	334,277.732142		273,059.45	$ 250,000
Average Annual Return, Percent	8.08%		14.28%
C000247102 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Climate Action Fund (Class I/JLFSX)
Account Value	$ 295,011.749393	$ 295,011.749393	$ 295,011.749393	295,011.749393	295,011.749393	295,011.749393	278,250	$ 250,000
Average Annual Return, Percent	6.02%	13.81%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 292,946.202032	$ 292,946.202032	292,946.202032	$ 292,946.202032	$ 292,946.202032	292,946.202032	273,683.36	$ 250,000	14,229.128029		15,303.787372	13,897.341022	9,022.292509	10,068.366825	9,679.8537	$ 10,000
Average Annual Return, Percent	7.04%	13.19%		16.13%	9.52%
MSCI World C000198632 Index [Member]
Account Value [Line Items]
Account Value	$ 19,054.792876	$ 19,054.792876	19,054.792876	$ 19,054.792876	$ 19,054.792876	19,054.792876	17,801.834269
Russell 3000 C000227914 Index [Member]
Account Value [Line Items]
Account Value	762,868.377879	762,868.377879	762,868.377879	762,868.377879	762,868.377879	762,868.377879	711,504.856517		550,303.19799		601,951.819884	537,820.044183	330,908.415626	364,137.663365	334,788.250511		294,155.61474	249,143.9	250,000
Russell 3000 C000227915 Index [Member]
Account Value [Line Items]
Account Value	$ 3,051,473.511509	3,051,473.511509	3,051,473.511509	3,051,473.511509	3,051,473.511509	3,051,473.511509	2,846,019.426062		2,201,212.791955		2,407,807.279529	2,151,280.176725	1,323,633.662501	1,456,550.653459	1,339,153.002043		1,176,622.458959	996,575.6	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,514.735114	30,514.735114	30,514.735114	$ 30,514.735114	30,514.735114	$ 30,514.735114	28,460.19426		22,012.127919		24,078.072795	21,512.801767	13,236.336625	14,565.506535	13,391.530021		11,766.22459	9,965.756	10,000
Average Annual Return, Percent	7.22%			18.18%		11.80%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 372,902.404155	372,902.404155	$ 372,902.404155	$ 372,902.404155	372,902.404155	$ 372,902.404155	345,853.823375		266,311.9325	250,000
Average Annual Return, Percent	7.82%		15.60%
Russell Midcap Growth C000227914 Index [Member]
Account Value [Line Items]
Account Value	$ 656,701.425849	656,701.425849	$ 656,701.425849	656,701.425849	656,701.425849	656,701.425849	634,045.276208		502,083.749166		548,829.968531	553,776.069334	328,437.38594	362,697.782174	325,249.99693		271,637.922931	238,137.4825	250,000
Russell Midcap Growth C000227915 Index [Member]
Account Value [Line Items]
Account Value	$ 2,626,805.70339	2,626,805.70339	2,626,805.70339	2,626,805.70339	2,626,805.70339	2,626,805.70339	2,536,181.104826		2,008,334.996658		2,195,319.874118	2,215,104.27733	1,313,749.543756	1,450,791.128693	1,300,999.987717		1,086,551.691722	952,549.93	1,000,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 26,268.057035	26,268.057035	26,268.057035	$ 26,268.057035	26,268.057035	$ 26,268.057035	25,361.811049		20,083.349967		$ 21,953.198742	$ 22,151.042774	$ 13,137.495438	$ 14,507.911287	$ 13,009.999877		$ 10,865.516917	$ 9,525.4993	$ 10,000
Average Annual Return, Percent	3.57%			14.86%		10.14%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 337,057.500979	$ 337,057.500979	$ 337,057.500979	$ 337,057.500979	$ 337,057.500979	$ 337,057.500979	$ 314,477.524159		$ 261,480.08	$ 250,000
Average Annual Return, Percent	7.18%		11.44%